Right-of-use assets (Tables)	6 Months Ended
Dec. 31, 2023
Right-of-use assets
Schedule of right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(i)	(ii)	(iii)
Cost:
At July 1, 2021	1,077,417	11,702	—	1,089,119
Acquisition of a subsidiary (Note 28(b))	—	—	1,781,595	1,781,595
Additions	337,717	414	815	338,946
Derecognition	(408,249)	(1,470)	—	(409,719)
Exchange adjustments	6,239	2	—	6,241

At June 30, 2022	1,013,124	10,648	1,782,410	2,806,182
Acquisition of a subsidiary (Note 28(a))	10,467	—	—	10,467
Additions	718,845	143	—	718,988
Derecognition	(620,305)	—	—	(620,305)
Exchange adjustments	35,218	—	—	35,218

At June 30, 2023	1,157,349	10,791	1,782,410	2,950,550
Additions	622,913	—	—	622,913
Derecognition	(113,564)	(143)	—	(113,707)
Exchange adjustments	(14,294)	—	—	(14,294)

At December 31, 2023	1,652,404	10,648	1,782,410	3,445,462

Accumulated depreciation:
At July 1, 2021	(359,888)	(1,548)	—	(361,436)
Charge for the year	(275,310)	(3,765)	(30,531)	(309,606)
Derecognition	243,575	1,470	—	245,045
Exchange adjustments	(2,917)	(1)	—	(2,918)

At June 30, 2022	(394,540)	(3,844)	(30,531)	(428,915)

Charge for the year	(285,393)	(3,592)	(45,208)	(334,193)
Derecognition	384,771	—	—	384,771
Exchange adjustments	(11,660)	—	—	(11,660)

At June 30, 2023	(306,822)	(7,436)	(75,739)	(389,997)

Charge for the period	(215,399)	(1,784)	(22,604)	(239,787)
Derecognition	79,886	48	—	79,934
Exchange adjustments	5,248	—	—	5,248

At December 31, 2023	(437,087)	(9,172)	(98,343)	(544,602)

Impairment:
At July 1, 2021	(37,796)	—	—	(37,796)
Derecognition	4,249	—	—	4,249
Exchange adjustments	(1,131)	—	—	(1,131)

At June 30, 2022	(34,678)	—	—	(34,678)

Reversal	3,800	—	—	3,800
Derecognition	24,439	—	—	24,439
Exchange adjustments	(1,514)	—	—	(1,514)

At June 30, 2023	(7,953)	—	—	(7,953)

Derecognition	7,858	—	—	7,858
Exchange adjustments	95	—	—	95

At December 31, 2023	—	—	—	—

Net book value:
At June 30, 2022	583,906	6,804	1,751,879	2,342,589

At June 30, 2023	842,574	3,355	1,706,671	2,552,600

At December 31, 2023	1,215,317	1,476	1,684,067	2,900,860

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	205,344	275,310	285,393	215,399
Warehouse equipment	8,146	3,765	3,592	1,784
Land use right	—	30,531	45,208	22,604

	213,490	309,606	334,193	239,787

Interest on lease liabilities (Note 9)	26,817	32,991	34,396	25,112
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30/December 31	28,656	28,384	15,322	13,729
Variable lease payments not included in the measurement of lease liabilities	2,846	4,648	18,614	24,802
COVID-19 rent concessions	(42,698)	(35,548)	—	—

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its self-operated stores, warehouse storage and office space. The leases of self-operated stores and warehouse storage typically run for two to ten years. Leases of offices space typically run for a period of two to five years.

As at June 30, 2022, 2023 and December 31, 2023, right-of-use assets related to leased properties for self-operated stores amounted to RMB333,649,000, RMB585,231,000 and RMB998,032,000, respectively.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 1% to 18% of the annual or monthly sales that each store makes in excess of a certain breakpoint predetermined with landlord. These terms are common in retail stores in countries such as United states, Canada and Singapore where the Group operates.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of two to three years.

(iii)	Land use right

The Group acquired the land use right of a parcel of land located in the PRC during the year ended June 30, 2022 through the acquisition of a subsidiary as disclosed in Note 28(b), with an original lease term of 40 years.